Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments

	June 30, 2025	December 31, 2024
(in $ millions)
Vessel financing (Mount Norefjell)	57.5	58.8
Vessel financing (Mount Ita)	57.5	58.8
Vessel financing (Mount Etna)	58.1	59.3
Vessel financing (Mount Blanc)	58.0	59.3
Vessel financing (Mount Matterhorn)	59.5	60.5
Vessel financing (Mount Neblina)	59.5	60.5
Vessel financing (Mount Hua)	60.5	61.6
Vessel financing (Mount Bandeira)	60.5	61.6
Vessel financing (Mount Elbrus)	60.2	61.5
Vessel financing (Mount Denali)	60.7	62.0
Vessel financing (Mount Aconcagua)	61.0	62.0
Vessel financing (Mount Emai)	61.0	62.0
Total debt, gross	714.0	727.9
Less: Deferred finance charges	(12.7)	(14.0)
Total debt, net of deferred finance charges	701.3	713.9
Less: Current portion of long-term debt, net of deferred finance charges	(23.7)	(24.3)
Long-term debt, net of deferred finance charges	677.6	689.6

Schedule of Maturities of Long-Term Debt
The outstanding debt, gross of deferred finance charges, as of June 30, 2025, is repayable as follows:

Year ending December 31
(in $ millions)
2025 (remaining six months)	13.3
2026(1)	26.1
2027	27.6
2028	29.6
2029	31.6
Thereafter	585.8
Total	714.0

(1) $12.9 million repayable in the six months ended June 30, 2026.